Income (Loss) Per Share (Details) - AutoLotto, Inc. [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) Per Share (Details) [Line Items]
Stock options	152,600	339,306	395,556	401,806
Convertible preferred shares	19,468,450
Common shares issuable	33,881,102
Conversion of debt warrants	110,765
Stock options warrants		190,749
Computation of diluted net loss per share (in Dollars per share)			$ 190,749	$ 190,749